Loans (Tables)	12 Months Ended
Dec. 31, 2022
Loans
Major classifications of loans
(Dollars in thousands)
	December 31, 2022	December 31, 2021
Real estate loans:
Construction and land development	$114,446	95,760
Single-family residential	322,262	266,111
Single-family residential - Banco de la Gente non-traditional	20,019	23,147
Commercial	406,750	337,841
Multifamily and farmland	65,562	58,366
Total real estate loans	929,039	781,225

Loans not secured by real estate:
Commercial loans	81,307	91,172
Farm loans	938	796
Consumer loans	6,834	6,436
All other loans	14,490	5,240

Total loans	1,032,608	884,869

Less allowance for loan losses	(10,494)	(9,355)

Total net loans	$1,022,114	875,514

Age analysis of past due loans, by loan type
December 31, 2022
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$363	-	363	114,083	114,446	-
Single-family residential	4,318	256	4,574	317,688	322,262	-
Single-family residential - Banco de la Gente non-traditional	2,977	264	3,241	16,778	20,019	-
Commercial	306	-	306	406,444	406,750	-
Multifamily and farmland	-	-	-	65,562	65,562	-
Total real estate loans	7,964	520	8,484	920,555	929,039	-

Loans not secured by real estate:
Commercial loans	3	-	3	81,304	81,307	-
Farm loans	-	-	-	938	938	-
Consumer loans	71	-	71	6,763	6,834	-
All other loans	-	-	-	14,490	14,490	-
Total loans	$8,038	520	8,558	1,024,050	1,032,608	-
December 31, 2021
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$-	-	-	95,760	95,760	-
Single-family residential	2,323	634	2,957	263,154	266,111	-
Single-family residential - Banco de la Gente non-traditional	2,593	112	2,705	20,442	23,147	-
Commercial	488	-	488	337,353	337,841	-
Multifamily and farmland	-	-	-	58,366	58,366	-
Total real estate loans	5,404	746	6,150	775,075	781,225	-

Loans not secured by real estate:
Commercial loans	43	-	43	91,129	91,172	-
Farm loans	-	-	-	796	796	-
Consumer loans	38	-	38	6,398	6,436	-
All other loans	-	-	-	5,240	5,240	-
Total loans	$5,485	746	6,231	878,638	884,869	-

Non-accrual loans
(Dollars in thousands)
	December 31, 2022	December 31, 2021
Real estate loans:
Construction and land development	$53	-
Single-family residential	1,914	1,642
Single-family residential - Banco de la Gente non-traditional	1,532	1,232
Commercial	129	200
Multifamily and farmland	91	105
Total real estate loans	3,719	3,179

Loans not secured by real estate:
Commercial loans	-	49
Consumer loans	9	2
Total	$3,728	3,230

Schedule Of Bank's impaired loans
December 31, 2022
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$110	-	110	110	2	75	8
Single-family residential	3,912	236	3,300	3,536	60	5,194	194
Single-family residential - Banco de la Gente non-traditional	10,441	-	9,748	9,748	611	8,757	552
Commercial	1,785	421	1,346	1,767	9	1,916	93
Multifamily and farmland	104	-	91	91	-	96	5
Total impaired real estate loans	16,352	657	14,595	15,252	682	16,038	852

Loans not secured by real estate:
Commercial loans	116	-	116	116	1	137	8
Consumer loans	11	-	9	9	-	15	2
Total impaired loans	$16,479	657	14,720	15,377	683	16,190	862
December 31, 2021
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$73	-	73	73	3	82	6
Single-family residential	5,138	524	4,374	4,898	86	6,017	253
Single-family residential - Banco de la Gente non-traditional	11,753	-	10,922	10,922	687	10,325	609
Commercial	2,138	435	1,608	2,043	11	2,385	109
Multifamily and farmland	113	-	105	105	-	110	6
Total impaired real estate loans	19,215	959	17,082	18,041	787	18,919	983

Loans not secured by real estate:
Commercial loans	282	49	170	219	2	271	19
Consumer loans	8	-	4	4	-	11	1
Total impaired loans	$19,505	1,008	17,256	18,264	789	19,201	1,003
December 31, 2020
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$108	-	108	108	4	134	8
Single-family residential	5,302	379	4,466	4,845	33	4,741	262
Single-family residential - Banco de la Gente non-traditional	13,417	-	12,753	12,753	862	13,380	798
Commercial	2,999	1,082	1,891	2,973	14	2,940	139
Multifamily and farmland	119	-	117	117	-	29	6
Total impaired real estate loans	21,945	1,461	19,335	20,796	913	21,224	1,213

Loans not secured by real estate:
Commercial loans	515	211	244	455	5	564	32
Consumer loans	41	-	37	37	1	60	5
Total impaired loans	$22,501	1,672	19,616	21,288	919	21,848	1,250

Fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis
(Dollars in thousands)
	Fair Value Measurements December 31, 2022	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$211	-	-	211
Impaired loans	$14,694	-	-	14,694

(Dollars in thousands)
	Fair Value Measurements December 31, 2021	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$3,637	-	-	3,637
Impaired loans	$17,475	-	-	17,475
	Fair Value December 31, 2022	Fair Value December 31, 2021	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$211	$3,637	Rate lock commitment	N/A	N/A
Impaired loans	$14,694	$17,475	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%

Changes in the allowance for loan losses
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2022
Allowance for loan losses:
Beginning balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355
Charge-offs	-	(128)	-	-	-	(33)	-	(591)	-	(752)
Recoveries	-	229	-	9	-	72	-	109	-	419
Provision	222	208	(101)	964	14	(93)	-	586	(328)	1,472
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Allowance for loan losses December 31, 2022
Ending balance: individually evaluated for impairment	$-	36	597	6	-	-	-	-	-	639
Ending balance: collectively evaluated for impairment	1,415	2,286	166	3,201	164	657	-	214	1,752	9,855
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Loans at December 31, 2022
Ending balance	$114,446	322,262	20,019	406,750	65,562	81,307	938	21,324	-	1,032,608

Ending balance: individually evaluated for impairment	$-	537	8,555	1,388	-	-	-	-	-	10,480
Ending balance: collectively evaluated for impairment	$114,446	321,725	11,464	405,362	65,562	81,307	938	21,324	-	1,022,128
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2021
Allowance for loan losses:
Beginning balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908
Charge-offs	-	(89)	-	-	-	(293)	-	(380)	-	(762)
Recoveries	121	271	-	52	3	786	-	139	-	1,372
Provision	(124)	(12)	(188)	(30)	25	(1,127)	-	223	70	(1,163)
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Allowance for loan losses December 31, 2021
Ending balance: individually evaluated for impairment	$1	57	672	7	-	-	-	-	-	737
Ending balance: collectively evaluated for impairment	1,192	1,956	192	2,227	150	711	-	110	2,080	8,618
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Loans at December 31, 2021
Ending balance	$95,760	266,111	23,147	337,841	58,366	91,172	796	11,676	-	884,869

Ending balance: individually evaluated for impairment	$6	1,633	9,795	1,437	-	49	-	-	-	12,920
Ending balance: collectively evaluated for impairment	$95,754	264,478	13,352	336,404	58,366	91,123	796	11,676	-	871,949
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2020
Allowance for loan losses:
Beginning balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680
Charge-offs	(5)	(65)	-	(7)	-	(903)	-	(434)	-	(1,414)
Recoveries	36	70	-	70	-	34	-	173	-	383
Provision	471	564	(21)	844	2	1,526	-	251	622	4,259
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Allowance for loan losses December 31, 2020
Ending balance: individually evaluated for impairment	$1	4	844	8	-	-	-	-	-	857
Ending balance: collectively evaluated for impairment	1,195	1,839	208	2,204	122	1,345	-	128	2,010	9,051
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Loans at December 31, 2020
Ending balance	$94,124	272,325	26,883	332,971	48,880	161,740	855	10,861	-	948,639

Ending balance: individually evaluated for impairment	$7	1,558	11,353	2,118	-	212	-	-	-	15,248
Ending balance: collectively evaluated for impairment	$94,117	270,767	15,530	330,853	48,880	161,528	855	10,861	-	933,391

Credit risk profile of each loan type based on internally assigned risk grade
December 31, 2022
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	2,782	-	-	-	1,365	-	527	-	4,674
2- High Quality	14,912	138,124	-	33,353	17	13,302	-	2,384	1,366	203,458
3- Good Quality	94,113	166,329	7,442	340,926	63,270	64,422	938	3,663	12,851	753,954
4- Management Attention	5,257	10,615	8,968	27,957	2,061	1,507	-	244	128	56,737
5- Watch	54	922	1,136	3,963	123	711	-	1	145	7,055
6- Substandard	110	3,490	2,473	551	91	-	-	15	-	6,730
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$114,446	322,262	20,019	406,750	65,562	81,307	938	6,834	14,490	1,032,608
December 31, 2021
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	5,923	-	-	-	371	-	581	-	6,875
2- High Quality	11,752	109,337	-	28,546	19	16,177	-	2,039	1,309	169,179
3- Good Quality	80,325	129,856	8,712	272,786	54,945	68,183	792	3,510	3,931	623,040
4- Management Attention	3,534	14,964	10,478	30,937	2,754	5,214	4	284	-	68,169
5- Watch	76	2,464	1,703	4,938	543	1,177	-	1	-	10,902
6- Substandard	73	3,567	2,254	634	105	50	-	21	-	6,704
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$95,760	266,111	23,147	337,841	58,366	91,172	796	6,436	5,240	884,869